RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

The noncontrolling shareholders of a number of the Company's subsidiaries are universities that also purchase online education technical, consulting and recruiting services from the Group. These universities are considered related parties of the Group. Revenue generated from services provided to these universities was as follows:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Online education technical and consulting services:
Online Education School of Dongbei University of Finance and Economics	42,701	41,757	46,459
Online Education School of Renmin University of China	71,722	63,926	56,758
Online Education School of Chongqing University	34,474	43,815	57,175
Online Education School of China Agricultural University	47,335	48,482	49,068
Online Education School of Beijing Language and Culture University	23,907	29,096	33,531
Online Education School of Central University of Finance and Economics	104	2,309	2,834
Online Education School of Guangxi Radio and TV University	152	319	251
Online Education School of Fujian Radio and TV University	-	1,830	3,747
Asset Management Company of Beijing Forestry University	266	-	-

Total	220,661	231,534	249,823

Deferred revenues associated with services provided to related parties were as follows:

	As of December 31,
	2010	2011
	RMB	RMB

Online Education School of Dongbei University of Finance and Economics	11,497	13,214
Online Education School of Renmin University of China	14,700	14,069
Online Education School of Chongqing University	8,750	12,352
Online Education School of China Agricultural University	10,874	12,927
Online Education School of Beijing Language and Culture University	8,411	12,545
Online Education School of Guangxi Radio and TV University	-	66

	54,232	65,173

As of December 31, 2010 and 2011, the following balances were due from related parties:

	As of December 31,
	2010	2011
	RMB	RMB

Schools owned by the noncontrolling shareholders of the Company's subsidiaries:
Online Education School of Dongbei University of Finance and Economics (i)	24,543	11,418
Online Education School of Renmin University of China (i)	105,459	98,158
Online Education School of Chongqing University (i)	52,748	87,756
Online Education School of China Agricultural University of China (i)	50,719	22,837
Online Education School of Beijing Language and Culture University (i)	12,738	15,633
Online Education School of Guangxi Radio and TV University (i)	296	296
Online Education School of Fujian Radio and TV University (i)	392	1,918
Equity owners of the Company's subsidiaries:
Wu Jiayong	30	-

	246,925	238,016

(i)	The fees for services provided to the online schools are collected on a periodic basis. The excess amount of revenue recognized over the cash collection is recorded as amounts due from related parties.

All of the amounts due from related parties are unsecured and non-interest bearing. The Group expects the amounts to be received within the next 12 months.

As of December 31, 2010 and 2011, the following balances were due to related parties:

	As of December 31,
	2010	2011
	RMB	RMB

Former owner of an entity consolidated by the Company:
The Fourth Middle School of Anqing (ii)	2,201	1,953
Schools owned by the noncontrolling shareholders of the Company's subsidiaries:
Online Education School of Dongbei University of Finance and Economics (i)	24,535	5,234
Online Education School of Dongbei University of Finance and Economics (iii)	-	4,642
Online Education School of Chongqing University (i)	324	810
Online Education School of Central University of Finance and Economics (i)	351	-
Online Education School of China Agricultural University of China (i)	-	3
Online Education School of Guangxi Radio and TV University (i)	30	6
Online Education School of Fujian Radio and TV University (i)	180	46
Online Education School of Beijing Language and Culture University (i)	616	452
Online Education School of Beijing Language and Culture University (iv)	2,940	-

	31,177	13,146

(i)	The amounts represented cash collected on behalf of the related parties.

(ii)	The amount primarily represents royalty fees to be paid.

(iii)	The amount represents declared dividend not paid as of December 31, 2011.

(iv)	The amount represents declared dividend, which was paid subsequently in 2011.

All the amounts due to related parties are non-interest bearing and unsecured. The Group expects the amounts to be repaid within one year.